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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               ---------------------------------

Check here if Amendment / /; Amendment Number:
                                               --------
This Amendment (Check only one.):  / / is a restatement.
                                   / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Trigran Investments, Inc.
          -----------------------------------
Address:  3201 Old Glenveiw Road, Suite 235
          -----------------------------------
          Wilmette, IL 60091
          -----------------------------------

Form 13F File Number: 28-
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lawrence A. Oberman
          -----------------------------------
Title:    Executive Vice President
          -----------------------------------
Phone:    (847) 251-8300
          -----------------------------------

Signature, Place, and Date of Signing:

     /s/ Lawrence A. Oberman       Wilmette, IL         2/13/07
     -----------------------       -------------        -------
           [Signature]             [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ----------------------------------------
Form 13F Information Table Entry Total: 24
                                        ----------------------------------------
Form 13F Information Table Value Total: 129,365
                                        ----------------------------------------
                                                       (thousands)
List of Other Included Managers:        NONE

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
     COLUMN 1                      COLUMN 2  COLUMN 3       COLUMN 4            COLUMN 5
     --------                      --------  --------       --------            --------
                                   TITLE OF                 VALUE     SHRS OR                  PUT/
NAME OF ISSUER                     CLASS     CUSIP          (x$1000)  PRN AMT        SH/PRN    CALL
--------------                     -----     -----          --------  -------        ------    ----
APAC Customer Services, Inc.       Common    00185E106       7,574    2,019,643      SH

Balchem Corp.                      Common    057665200      12,071      470,050      SH

Berkshire Hathaway Inc. Del        Class B   084670207       4,143        1,130      SH

Berkshire Hathaway Inc. Del        Class B   084670207         367          100      SH

Captaris Inc.                      Common    14071N104          97       12,500      SH

Dynamex Inc.                       Common    26784F103      11,749      502,954      SH

Exponent, Inc.                     Common    30214U102      13,429      719,650      SH

Fiberstars, Inc                    Common    315662106       2,424      372,291      SH

Keystone Automotive Inds. Inc.     Common    49338N109       1,899       55,874      SH

Lecroy Corp.                       Common    52324W109       3,659      317,872      SH

Moldflow Corp.                     Common    608507109      13,713      987,227      SH

Pfizer Inc.                        Common    717081103         334       12,900      SH

Pure Cycle                         Common    746228303         100       12,203      SH

Quovadx Inc.                       Common    74913K106       8,413    2,983,359      SH

     COLUMN 1                      COLUMN 6       COLUMN 7         COLUMN 8
     --------                      --------       --------         --------
                                   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                     DISCRETION     MANAGERS  SOLE      SHARED    NONE
--------------                     ----------     --------  ----      ------    ----
APAC Customer Services, Inc.       SOLE                     x

Balchem Corp.                      SOLE                     x

Berkshire Hathaway Inc. Del        SOLE                     x

Berkshire Hathaway Inc. Del        OTHER                    x

Captaris Inc.                      SOLE                     x

Dynamex Inc.                       SOLE                     x

Exponent, Inc.                     SOLE                     x

Fiberstars, Inc                    SOLE                     x

Keystone Automotive Inds. Inc.     SOLE                     x

Lecroy Corp.                       SOLE                     x

Moldflow Corp.                     SOLE                     x

Pfizer Inc.                        OTHER                    x

Pure Cycle                         SOLE                     x

Quovadx Inc.                       SOLE                     x

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
     COLUMN 1                      COLUMN 2  COLUMN 3       COLUMN 4            COLUMN 5
     --------                      --------  --------       --------            --------
                                   TITLE OF                 VALUE     SHRS OR                  PUT/
NAME OF ISSUER                     CLASS     CUSIP          (x$1000)  PRN AMT        SH/PRN    CALL
--------------                     -----     -----          --------  -------        ------    ----
Repligen Corp.                     Common    759916109       2,724      969,523      SH

Repligen Corp.                     Common    759916109          28       10,000      SH

Scientific Learning Corp.          Common    808760102       9,822    1,789,016      SH

Surmodics Inc.                     Common    868873100      12,930      415,476      SH

Surmodics Inc.                     Common    868873100          62        2,000      SH

Universal Technical Institute      Common    913915104       9,164      412,600      SH

Universal Technical Institute      Common    913915104         124        5,600      SH

Websense Inc.                      Common    947684106       4,879      213,697      SH

X-Rite Inc.                        Common    983857103       9,543      775,826      SH

X-Rite Inc.                        Common    983857103         117        9,500      SH

     COLUMN 1                      COLUMN 6       COLUMN 7         COLUMN 8
     --------                      --------       --------         --------
                                   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                     DISCRETION     MANAGERS  SOLE      SHARED    NONE
--------------                     ----------     --------  ----      ------    ----
Repligen Corp.                     SOLE                     x

Repligen Corp.                     OTHER                    x

Scientific Learning Corp.          SOLE                     x

Surmodics Inc.                     SOLE                     x

Surmodics Inc.                     OTHER                    x

Universal Technical Institute      SOLE                     x

Universal Technical Institute      OTHER                    x

Websense Inc.                      SOLE                     x

X-Rite Inc.                        SOLE                     x

X-Rite Inc.                        OTHER                    x